Income Taxes - Income (Loss) from Continuing Operations Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Income before income taxes:
Canadian	$ (7,212)	$ (1,365)	$ 1,272
Foreign	28	145	246
Income (loss) from continuing operations before income taxes	$ (7,184)	$ (1,220)	$ 1,518